Transactions with Related Parties	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties

3.       Transactions with Related Parties:

Except for what is described below, details of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2021 and are discussed in Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report.

During the six month period ended June 30, 2021 the Company acquired bunkers from Hartree Partners, LP, an entity controlled by Oaktree Capital Management LP, the Company’s largest shareholder.

Transactions and balances with related parties are analyzed as follows:

Balance Sheets

	December 31, 2020	June 30, 2021
Due from related parties
Oceanbulk Maritime and its affiliates	$426	$334
Interchart	3	3
AOM	-	74
Starocean	34	34
Coromel Maritime Limited	1	-
Product Shipping & Trading S.A.	17	21
Due from related parties	$481	$466

Due to related parties
Management and Directors Fees	$252	$91
Hartree Marine Fuels LLC	-	931
Augustea Technoservices Ltd. and affiliates	1,187	2,149
Due to related parties	$1,439	$3,171

Statements of Operations

	Six months ended June 30,
	2020	2021
Voyage expenses:
Voyage expenses-Interchart	(1,890)	(1,890)
Voyage expenses- Augustea Technoservices Ltd. and affiliates	-	(165)
Voyage expenses - Hartree Marine Fuels LLC	-	(4,576)
General and administrative expenses:
Consultancy fees	(327)	(267)
Directors compensation	(87)	(91)
Office rent - Combine Marine Ltd. & Alma Properties	(19)	(21)
General and administrative expenses - Oceanbulk Maritime and its affiliates	(143)	(101)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates	(3,276)	(3,258)
Charter-in hire expenses:
Charter - in hire expenses - AOM	(1,654)	(4,054)
Charter - in hire expenses - Sydelle	(540)	-
Charter - in hire expenses - Coromel	(249)	-